Consolidated statements of financial position - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 219,790,000	$ 253,918,000
Trade and other receivables	240,319,000	221,899,000
Inventories	76,527,000	88,345,000
Current income tax	15,150,000	28,046,000
Prepaid expenses	25,976,000	19,333,000
Hedge derivative financial instruments	0	8,839,000
Total current assets	577,762,000	620,380,000
Non-current assets
Trade and other receivables	612,880,000	673,627,000
Investments in associates and joint venture	1,527,123,000	1,520,977,000
Property, plant, equipment and development cost	1,600,295,000	1,535,195,000
Deferred income tax asset	131,863,000	106,170,000
Prepaid expenses	22,148,000	23,033,000
Current income tax assets	1,909,000
Other non-financial assets	59,819,000	23,845,000
Total non-current assets	3,956,037,000	3,882,847,000
Total assets	4,533,799,000	4,503,227,000
Current liabilities
Trade and other payables	293,621,000	247,989,000
Financial obligations	34,219,000	35,071,000
Provisions	107,491,000	94,171,000
Income tax payable	6,274,000	2,366,000
Total current liabilities	441,605,000	379,597,000
Non-current liabilities
Trade and other payables	5,385,000	3,553,000
Financial obligations	672,361,000	703,463,000
Provisions	193,209,000	204,347,000
Contingent consideration liability	21,614,000	16,905,000
Deferred income tax liabilities	30,414,000	32,421,000
Total non-current liabilities	922,983,000	960,689,000
Total liabilities	1,364,588,000	1,340,286,000
Equity, net
Capital stock	750,497,000	750,497,000
Investment shares	791,000	791,000
Additional paid-in capital	218,450,000	218,450,000
Legal reserve	163,372,000	163,270,000
Other reserves	31,897,000	31,897,000
Other reserves of equity	(96,000)	2,184,000
Retained earnings	1,841,549,000	1,841,761,000
Shareholders' equity attributable to owners of the parent	3,006,460,000	3,008,850,000
Non-controlling interest	162,751,000	154,091,000
Total equity	3,169,211,000	3,162,941,000
Total liabilities and equity	4,533,799,000	4,503,227,000
Sociedad Minera Cerro Verde S.A.A
Current assets
Cash and cash equivalents	509,616,000	553,764,000
Trade accounts receivable, net	30,000	99,000
Trade and other receivables	8,373,000	7,586,000
Trade accounts receivable - Related parties	580,985,000	694,328,000
Other non-financial assets	39,143,000	33,014,000
Inventories	643,507,000	650,211,000
Prepaid expenses	7,773,000	7,760,000
Total current assets	1,789,427,000	1,946,762,000
Non-current assets
Inventories	302,204,000	287,218,000
Property, plant, equipment and development cost	5,528,663,000	5,387,377,000
Intangible assets, net	9,121,000	11,463,000
Prepaid expenses	7,233,000	9,142,000
Other non-financial assets	294,262,000	351,901,000
Total non-current assets	6,141,483,000	6,047,101,000
Total assets	7,930,910,000	7,993,863,000
Current liabilities
Income tax payable	36,980,000	60,187,000
Provisions and contingent liabilities	2,773,000	3,984,000
Trade accounts payable	280,700,000	319,383,000
Accounts payable - Related parties	3,468,000	3,174,000
Benefits to employees	107,914,000	109,670,000
Other accounts payable	19,247,000	60,632,000
Other financial liabilities	9,909,000	7,028,000
Total current liabilities	460,991,000	564,058,000
Non-current liabilities
Other financial liabilities	49,683,000	56,097,000
Trade and other payables	1,047,000	1,017,000
Benefits to employees	1,116,000	6,512,000
Provisions and contingent liabilities	272,820,000	219,366,000
Income tax payable	4,728,000	4,595,000
Deferred income tax liabilities	460,151,000	490,791,000
Total non-current liabilities	789,545,000	778,378,000
Total liabilities	1,250,536,000	1,342,436,000
Equity, net
Capital stock	990,659,000	990,659,000
Other reserves	198,132,000	198,132,000
Other equity contributions	10,790,000	10,807,000
Retained earnings	5,480,793,000	5,451,829,000
Total equity	6,680,374,000	6,651,427,000
Total liabilities and equity	$ 7,930,910,000	$ 7,993,863,000